Intangible Assets	12 Months Ended
Dec. 31, 2020
Disclosure of Intangible assets [Abstract]
Intangible Assets
18.	INTANGIBLE ASSETS

HK$
Net carrying amount as of December 31, 2019 and December 31, 2020	15,171,170

The intangible assets represented securities trading licenses and trading right with indefinite useful lives because they are expected to contribute to the net cash flows of the Group indefinitely and therefore, are not amortized. The recoverable amount of the intangible assets is determined by reference to the market evidence of recent transaction prices for similar licensed corporations.